Shareholders' Equity (Stock Options Granted in 2017 and 202020) (Narrative) (Details) - $ / shares						1 Months Ended		12 Months Ended
	Jun. 14, 2023	Jul. 01, 2022	Jun. 07, 2022	Jun. 03, 2021	Jun. 08, 2020	Jan. 27, 2022	Jan. 31, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options								$ 35.12	$ 40.82	$ 41.84
35.12 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	137,911
Share Option Plan 2013 [Member] | $33.83 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted							141,928
Exercise price of options							$ 33.83
Expiration date							Jan. 31, 2027
Closing price to determine expiration date							$ 16.92
Share Option Plan 2013 [Member] | $32.54 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted					148,426
Exercise price of options					$ 32.54
Expiration date					Jun. 08, 2028
Closing price to determine expiration date					$ 16.27
Share Option Plan 2013 [Member] | $41.84 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				133,925
Exercise price of options				$ 41.84
Expiration date				Jun. 03, 2029
Closing price to determine expiration date				$ 20.92
Share Option Plan 2013 [Member] | 47.98 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted						121,508
Exercise price of options						$ 47.98
Expiration date						Jan. 27, 2030
Closing price to determine expiration date						$ 23.99
Share Option Plan 2013 [Member] | $35.69 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted			26,666
Exercise price of options			$ 35.69
Expiration date			Jun. 07, 2030
Closing price to determine expiration date			$ 17.85
Share Option Plan 2013 [Member] | $34.90 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		50,000
Exercise price of options	$ 35.12	$ 34.9
Expiration date	Jul. 01, 2031	Jul. 01, 2030
Closing price to determine expiration date	$ 17.56	$ 17.45